Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks 97.40% Shares Market Value
Communications 0.79%
DigitalBridge Group, Inc. 33,000 $ 508,860
Meta Platforms, Inc., Class A 50 28,606
537,466
Consumer Discretionary 1.66%
Amazon.com, Inc.
(a)
4,900 1,020,523
D.R. Horton, Inc. 800 109,776
1,130,299
Data Center REITs 11.43%
Digital Realty Trust, Inc. 20,031 3,609,787
Equinix, Inc. 4,260 4,175,822
7,785,609
Energy 0.45%
Cheniere Energy Partners LP 613 39,618
Energy Transfer LP 8,000 154,400
Enterprise Products Partners LP 1,500 56,760
MPLX LP 1,000 57,070
307,848
Financials 0.66%
Blackstone Group, Inc. (The), Class A 2,000 229,980
KKR & Co. LP 2,350 217,375
447,355
Gaming REITs 5.18%
Gaming and Leisure Properties, Inc. 28,885 1,281,627
VICI Properties, Inc. 82,297 2,248,354
3,529,981
Health Care REITs 19.21%
American Healthcare REIT, Inc. 1,500 70,740
CareTrust REIT, Inc. 25,000 916,250
Healthcare Realty Trust, Inc. 8,000 135,920
Healthpeak Properties, Inc. 18,869 310,018
Omega Healthcare Investors, Inc. 47,000 2,059,540
Ventas, Inc. 32,350 2,645,583
Welltower, Inc. 35,175 6,954,449
13,092,500
Homebuilding 0.31%
Lennar Corp., Class A 925 80,327
Millrose Properties, Inc. 462 12,936
Toll Brothers, Inc. 875 119,411
212,674
Hotel REITs 1.85%
Host Hotels & Resorts, Inc. 35,900 687,844

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 97.40% (continued) Shares Market Value
Hotel REITs 1.85% (continued)
Park Hotels & Resorts, Inc. 9,250 $ 97,403
Ryman Hospitality Properties, Inc. 4,305 397,222
Sunstone Hotel Investors, Inc. 8,700 78,387
1,260,856
Industrial REITs 10.23%
EastGroup Properties, Inc. 1,750 323,908
Lineage, Inc. 2,100 68,796
LXP Industrial Trust 540 24,980
Prologis, Inc. 24,301 3,212,106
Rexford Industrial Realty, Inc. 10,500 343,665
STAG Industrial, Inc. 38,950 1,404,537
Terreno Realty Corp. 25,875 1,589,243
6,967,235
Industrials 1.68%
Vertiv Holdings Co., Class A 4,575 1,146,404
Infrastructure REITs 1.28%
American Tower Corp., Class A 3,170 547,078
Crown Castle International Corp. 3,990 324,427
871,505
Midstream - Oil & Gas 0.07%
Plains All American Pipeline LP 2,000 44,660
Mortgage Finance 0.17%
Blackstone Mortgage Trust, Inc., Class A 2,200 42,130
Starwood Property Trust, Inc. 4,500 77,490
119,620
Multi Asset Class REITs 1.00%
One Liberty Properties, Inc. 2,500 53,650
WP Carey, Inc. 9,200 625,232
678,882
Office REITs 1.76%
Alexandria Real Estate Equities, Inc. 3,000 139,260
Boston Properties, Inc. 6,915 358,889
COPT Defense Properties 12,000 367,200
Cousins Properties, Inc. 6,500 146,705
Highwoods Properties, Inc. 2,000 42,820
Kilroy Realty Corp. 4,265 120,316
Net Lease Office Properties
(a)
1,872 21,565
1,196,755
Residential REITs 12.75%
American Homes 4 Rent, Class A 17,300 483,016

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 97.40% (continued) Shares Market Value
Residential REITs 12.75% (continued)
AvalonBay Communities, Inc. 8,590 $ 1,403,176
Camden Property Trust 6,300 615,258
Equity LifeStyle Properties, Inc. 17,050 1,064,261
Equity Residential 20,115 1,189,802
Essex Property Trust, Inc. 4,836 1,170,312
Invitation Homes, Inc. 2,500 62,125
Mid-America Apartment Communities, Inc. 5,022 613,287
Sun Communities, Inc. 8,950 1,127,342
UDR, Inc. 28,350 957,663
8,686,242
Retail REITs 15.50%
Agree Realty Corp. 8,100 610,578
Brixmor Property Group, Inc. 41,475 1,194,480
Essential Properties Realty Trust, Inc. 4,000 121,440
Federal Realty Investment Trust 9,700 1,030,237
Four Corners Property Trust, Inc. 5,000 118,250
Getty Realty Corp. 1,000 31,800
Kimco Realty Corp. 24,569 552,065
National Retail Properties, Inc. 17,750 746,033
Realty Income Corp. 28,585 1,748,830
Regency Centers Corp. 16,300 1,233,258
Simon Property Group, Inc. 14,850 2,769,971
Tanger Factory Outlet Centers, Inc. 12,000 407,760
10,564,702
Self-Storage REITs 6.24%
CubeSmart 18,450 676,193
Extra Space Storage, Inc. 10,880 1,426,694
Public Storage 7,925 2,146,724
4,249,611
Specialty REITs 4.99%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 717 26,350
Iron Mountain, Inc. 32,500 3,319,550
Postal Realty Trust, Inc., Class A 3,000 55,680
3,401,580
Timber REITs 0.19%
Weyerhaeuser Co. 5,300 129,479
Total Common Stocks
(Cost $55,524,327) 66,361,263

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Preferred Stocks 1.67% Shares Market Value
Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 $ 81,040
Hotel REITs 1.02%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 40,380
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 48,250
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 77,600
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 104,340
Sotherly Hotels, Inc., Series B, 8.00% 6,000 78,300
Sotherly Hotels, Inc., Series C, 7.88% 2,000 25,820
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 172,900
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 77,160
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 74,880
699,630
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 35,420
Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25% 2,500 40,475
Residential REITs 0.07%
American Homes 4 Rent, Series G, 5.88% 2,000 44,640
Retail REITs 0.25%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 40,440
Federal Realty Investment Trust, Series C, 5.00% 6,500 125,385
165,825
Self-Storage REITs 0.10%
Public Storage, Series I, 4.88% 1,917 35,675
Public Storage, Series L, 4.63% 2,000 35,040
70,715
Total Preferred Stocks
(Cost $1,681,311) 1,137,745

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Shares Market Value
Money Market Funds 0.75%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 3.57%
(b)
515,833 $ 515,833
Total Money Market Funds
(Cost $515,833) 515,833
Total Investments — 99.82%
(Cost $57,721,471) 68,014,841
Other Assets in Excess of Liabilities  — 0.18% 120,382
NET ASSETS - 100.00% $ 68,135,223
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.

Spirit of America Large Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks 99.61% Shares Market Value
Communications 10.25%
Alphabet, Inc., Class A 44,300 $ 12,738,908
Alphabet, Inc., Class C 3,550 1,018,353
AT&T, Inc. 9,500 275,405
DigitalBridge Group, Inc. 13,000 200,460
Meta Platforms, Inc., Class A 3,530 2,019,619
Netflix, Inc.
(a)
21,650 2,081,647
Uber Technologies, Inc.
(a)
2,800 201,404
Verizon Communications, Inc. 26,540 1,332,308
Walt Disney Co. (The) 14,500 1,397,510
21,265,614
Consumer Discretionary 6.17%
Amazon.com, Inc.
(a)
31,050 6,466,783
Home Depot, Inc. (The) 5,638 1,854,282
Lowe's Companies, Inc. 3,100 732,468
McDonald's Corp. 2,580 801,838
NIKE, Inc., Class B 1,500 79,230
Starbucks Corp. 4,450 398,676
Tesla, Inc.
(a)
6,125 2,276,969
TKO Group Holdings, Inc. 900 181,485
12,791,731
Consumer Staples 5.69%
Altria Group, Inc. 12,650 834,773
Coca-Cola Co. (The) 7,600 577,980
Costco Wholesale Corp. 4,681 4,664,289
Kroger Co. (The) 4,000 289,440
PepsiCo, Inc. 2,200 341,638
Philip Morris International, Inc. 4,800 793,632
Procter & Gamble Co. (The) 5,615 811,031
Wal-Mart Stores, Inc. 28,102 3,492,517
11,805,300
Energy 5.18%
Baker Hughes Co. 9,250 564,712
Cheniere Energy, Inc. 5,100 1,447,176
Chevron Corp. 3,510 726,219
ConocoPhillips 1,777 234,564
Diamondback Energy, Inc. 1,550 306,575
EOG Resources, Inc. 2,000 289,140
Exxon Mobil Corp. 7,508 1,273,807
Kinder Morgan, Inc. 7,750 259,858
Marathon Petroleum Corp. 2,500 610,450
Phillips 66 4,100 746,938
Targa Resources Corp. 3,500 877,555
Texas Pacific Land Corp. 200 94,912
Valero Energy Corp. 6,165 1,523,248

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 99.61% (continued) Shares Market Value
Energy 5.18% (continued)
Williams Companies, Inc. (The) 24,750 $ 1,801,305
10,756,459
Financials 9.56%
American Express Co. 5,000 1,512,400
Bank of America Corp. 25,350 1,235,812
Berkshire Hathaway, Inc., Class B
(a)
4,395 2,106,084
Blackstone Group, Inc. (The), Class A 14,000 1,609,860
Carlyle Group, Inc. (The) 6,050 292,760
Citigroup, Inc. 21,250 2,409,962
CME Group, Inc. 1,604 473,741
Coinbase Global, Inc., Class A
(a)
850 148,419
Goldman Sachs Group, Inc. (The) 2,765 2,339,162
JPMorgan Chase & Co. 23,092 6,792,743
KKR & Co. LP 2,000 185,000
Morgan Stanley 3,000 493,710
Wells Fargo & Co. 3,000 238,830
19,838,483
Health Care 7.13%
Abbott Laboratories 3,100 318,277
AbbVie, Inc. 18,500 4,023,565
Bristol-Myers Squibb Co. 4,500 272,925
Eli Lilly & Co. 3,015 2,773,107
Humana, Inc. 1,150 199,398
McKesson Corp. 4,620 3,997,963
Medtronic PLC 7,069 612,529
Merck & Co., Inc. 8,950 1,076,595
Quest Diagnostics, Inc. 3,800 744,724
Thermo Fisher Scientific, Inc. 1,090 535,768
UnitedHealth Group, Inc. 750 202,943
Vertex Pharmaceuticals, Inc.
(a)
100 44,654
14,802,448
Industrials 11.16%
AeroVironment, Inc.
(a)
500 91,525
Caterpillar, Inc. 11,190 7,927,667
CSX Corp. 32,600 1,338,230
Cummins, Inc. 3,600 1,936,872
Deere & Co. 5,560 3,131,948
FedEx Corp. 1,800 641,124
GE Vernova LLC 2,875 2,509,587
Honeywell International, Inc. 8,850 2,000,366
ITT, Inc. 1,300 247,689
Johnson Controls International PLC 8,253 1,080,730
Lockheed Martin Corp., Class B 1,050 634,610
Raytheon Technologies Corp. 2,100 405,090
United Parcel Service, Inc., Class B 1,050 103,299

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 99.61% (continued) Shares Market Value
Industrials 11.16% (continued)
Vertiv Holdings Co., Class A 3,825 $ 958,469
Waste Connections, Inc. 975 158,379
23,165,585
Materials 1.67%
CF Industries Holdings, Inc. 6,300 817,992
Corteva, Inc. 7,233 605,474
DuPont de Nemours, Inc. 1,100 50,380
Freeport-McMoRan, Inc. 4,500 264,510
MP Materials Corp.
(a)
2,800 135,128
New Linde PLC 1,400 694,064
Newmont Goldcorp Corp. 5,300 573,725
Nucor Corp. 400 67,640
Qnity Electronics, Inc. 550 63,459
Ramaco Resources, Inc., Class A 2,100 32,466
Solstice Advanced Materials, Inc.
(a)
2,212 168,466
3,473,304
Real Estate Investment Trusts (REITs) 1.92%
Digital Realty Trust, Inc. 2,400 432,504
Equinix, Inc. 900 882,216
Iron Mountain, Inc. 5,950 607,733
Prologis, Inc. 5,350 707,163
VICI Properties, Inc. 4,073 111,274
Welltower, Inc. 6,250 1,235,688
3,976,578
Technology 35.70%
Accenture PLC, Class A 3,725 738,630
Advanced Micro Devices, Inc.
(a)
9,100 1,851,213
Apple, Inc. 35,682 9,055,735
Applied Materials, Inc. 11,920 4,074,137
ARM Holdings PLC  ADR
(a)
1,300 196,664
Broadcom, Inc. 6,025 1,864,798
Cisco Systems, Inc. 17,450 1,353,945
Cognizant Technology Solutions Corp., Class A 4,600 282,210
CoreWeave , Inc., Class A
(a)
3,400 263,398
Corning, Inc. 8,300 1,128,551
Crowdstrike Holdings, Inc., Class A
(a)
5,625 2,196,056
Dell Technologies, Inc., Class C 1,624 266,547
D-Wave Quantum, Inc.
(a)
3,500 50,505
Garmin Ltd. 1,150 266,811
HP, Inc. 500 9,605
International Business Machines Corp. 2,668 646,697
MasterCard, Inc., Class A 2,450 1,224,167
Microchip Technology, Inc. 6,450 416,734
Microsoft Corp. 19,299 7,143,911
NetApp, Inc. 2,600 266,214

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 99.61% (continued) Shares Market Value
Technology 35.70% (continued)
NortonLifeLock , Inc. 24,700 $ 465,101
NVIDIA Corp. 162,120 28,273,728
Oracle Corp. 31,025 4,564,088
Palantir Technologies, Inc., Class A
(a)
6,600 965,448
Palo Alto Networks, Inc.
(a)
5,900 945,888
QUALCOMM, Inc. 4,050 521,559
ServiceNow, Inc.
(a)
6,500 679,575
Taiwan Semiconductor Manufacturing Co. Ltd.  ADR 1,050 354,848
Texas Instruments, Inc. 8,100 1,572,534
Visa, Inc., Class A 7,450 2,251,688
Zscaler, Inc.
(a)
1,400 196,406
74,087,391
Utilities 5.18%
AES Corp. 3,000 42,270
American Electric Power Company, Inc. 2,250 294,930
Constellation Energy Corp. 7,675 2,143,244
Duke Energy Corp. 2,250 294,615
Edison International 2,600 190,268
Entergy Corp. 4,650 522,474
IDACORP, Inc. 700 100,079
NextEra Energy, Inc. 23,725 2,203,578
NRG Energy, Inc. 500 73,070
Oklo , Inc.
(a)
16,150 800,878
PPL Corp. 2,000 76,400
Talen Energy Corp.
(a)
3,450 1,101,344
Vistra Energy Corp. 11,600 1,743,828
WEC Energy Group, Inc. 10,100 1,169,277
10,756,255
Total Common Stocks
(Cost $85,722,865) 206,719,148
Preferred Stocks 0.17%
Financials 0.17%
Bank of America Corp., Series GG, 6.00% 4,000 98,920
Bank of America Corp., Series HH, 5.88% 2,000 49,200
Bank of America Corp., Series LL, 5.00% 2,000 40,340
Bank of America Corp., Series SS, 4.75% 2,000 38,060
JPMorgan Chase & Co., Series EE, 6.00% 2,000 49,620
Prudential Financial, Inc., 5.63% 2,000 45,040
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,266
U.S. Bancorp, Series O, 4.50% 2,000 34,700
358,146
Total Preferred Stocks
(Cost $403,750) 358,146

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Shares Market Value
Money Market Funds 0.33%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 3.57%
(b)
687,199 $ 687,199
Total Money Market Funds
(Cost $687,199) 687,199
Total Investments — 100.11%
(Cost $86,813,814) 207,764,493
Liabilities in Excess of Other Assets  — (0.11)% (236,571)
NET ASSETS - 100.00% $ 207,527,922
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.
ADR — American Depositary Receipt

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Municipal Bonds 98.59%
Principal
Amount Market Value
California 3.82%
California Health Facilities Financing , Callable 11/15/2027 @ 100,   5.00%,
11/15/2056 $ 250,000 $ 251,101
Los Angeles Department of Water & Power ,   5.00%, 7/1/2054 250,000 254,696
Los Angeles Department of Water & Power , Callable 1/1/2027 @
100,   5.00%, 7/1/2042 250,000 251,951
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 15,000 15,028
Southern California Public Power Authority , Callable 7/1/2034 @
100,   5.00%, 7/1/2053 100,000 102,079
874,855
Colorado 1.54%
City & County of Denver CO Pledged Excise Tax , Callable 8/1/2026 @
100,   5.00%, 8/1/2044 100,000 100,304
Colorado Health Facilities Authority , Callable 5/15/2028 @ 100,   5.00%,
11/15/2048 250,000 252,590
352,894
Connecticut 0.17%
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 23,169
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 15,000 15,036
38,205
Delaware 0.98%
Delaware Transportation Authority ,   5.00%, 6/1/2055 225,000 224,990
District of Columbia 1.36%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 310,000 311,603
Florida 5.53%
City of Tampa FL , Callable 5/15/2026 @ 100,   5.00%, 11/15/2046 250,000 250,132
Florida Keys Aqueduct Authority ,   5.00%, 9/1/2049 150,000 150,024
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,929
Miami-Dade County Expressway Authority ,   5.00%, 7/1/2040 350,000 350,275
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2027 @ 100,   4.00%, 2/1/2033 15,000 15,010
1,266,370
Georgia 3.69%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 100,000 90,698
Georgia Housing & Finance Authority , Callable 6/1/2033 @ 100,   5.15%,
6/1/2055 250,000 252,206
Main Street Natural Gas, Inc. , Callable 5/15/2029 @ 100,   5.00%, 5/15/2043 250,000 251,914

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  98.59% (continued)
Principal
Amount Market Value
Georgia 3.69% (continued)
Municipal Electric Authority of Georgia ,   5.00%, 7/1/2060 $ 250,000 $ 249,930
844,748
Illinois 8.82%
Chicago Transit Authority Sales Tax Receipts Fund , Callable 12/1/2026 @
100,   5.00%, 12/1/2046 250,000 250,719
Chicago Transit Authority Sales Tax Receipts Fund , Callable 12/1/2029 @
100,   4.00%, 12/1/2055 250,000 212,783
City of Chicago IL Waterworks Revenue , Callable 5/1/2033 @ 100,   5.25%,
11/1/2053 250,000 256,364
Illinois Finance Authority , Callable 8/15/2032 @ 100,   5.00%, 8/15/2052 250,000 248,840
Illinois Finance Authority , Callable 8/15/2032 @ 100,   5.00%, 8/15/2051 250,000 248,248
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 5,000 4,364
Illinois State Toll Highway Authority ,   5.00%, 1/1/2041 300,000 300,889
Metropolitan Pier & Exposition Authority ,   5.00%, 6/15/2050 500,000 498,274
2,020,481
Louisiana 1.66%
City of New Orleans LA , Callable 12/1/2030 @ 100,   5.00%, 12/1/2050 250,000 249,294
City of Shreveport LA Water & Sewer Revenue , Callable 12/1/2028 @
100,   4.00%, 12/1/2049 150,000 131,267
380,561
Maine 0.99%
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.75%, 11/15/2044 100,000 92,678
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 90,000 88,792
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 44,837
226,307
Maryland 2.19%
City of Baltimore MD , Callable 1/1/2027 @ 100,   5.00%, 7/1/2046 250,000 250,462
Montgomery County Housing Opportunities Commission , Callable 1/1/2034
@ 100,   5.15%, 1/1/2071 250,000 252,186
502,648
Massachusetts 6.10%
Massachusetts Development Finance Agency ,   5.00%, 12/1/2046 300,000 300,941
Massachusetts Housing Finance Agency, Revenue Bonds ,   3.25%, 12/1/2036 575,000 532,676
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 244,674
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 199,512
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 80,850

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  98.59% (continued)
Principal
Amount Market Value
Massachusetts 6.10% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 $ 40,000 $ 40,008
1,398,661
Michigan 4.96%
Michigan Finance Authority Revenue ,   5.00%, 11/1/2044 250,000 249,992
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 485,272
Michigan State Building Authority , Callable 10/15/2026 @ 100,   5.00%,
10/15/2051 250,000 250,658
Michigan State Housing Development Authority , Callable 6/1/2032 @
100,   4.90%, 12/1/2048 150,000 151,036
1,136,958
Missouri 3.50%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2026 @ 100,   4.00%, 11/15/2045 500,000 454,249
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 100,000 94,185
St. Louis Municipal Finance Corp. , Callable 10/1/2030 @ 100,   5.00%,
10/1/2049 250,000 252,659
801,093
Nebraska 2.34%
University of Nebraska Facilities Corp. (The) ,   4.00%, 7/15/2062 630,000 536,847
Nevada 0.97%
Las Vegas Convention & Visitors Authority , Callable 7/1/2028 @
100,   4.00%, 7/1/2049 250,000 221,622
New Jersey 8.38%
Borough of Seaside Heights NJ, General Obligation Unlimited ,   4.00%,
4/1/2026 125,000 125,000
New Jersey Health Care Facilities Financing Authority , Callable 7/1/2026 @
100,   5.00%, 7/1/2043 250,000 250,795
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 5,000 5,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2026 @ 100,   3.50%, 11/1/2036 500,000 489,614
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2026 @ 100,   3.90%, 11/1/2050 175,000 156,851
New Jersey Turnpike Authority , Callable 7/1/2035 @ 100,   4.75%, 1/1/2050 250,000 254,155
Tobacco Settlement Financing Corp. ,   5.00%, 6/1/2046 400,000 389,563
Tobacco Settlement Financing Corp. , Callable 6/1/2028 @ 100,   5.25%,
6/1/2046 250,000 249,211
1,920,198

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  98.59% (continued)
Principal
Amount Market Value
New Mexico 1.09%
New Mexico Finance Authority ,   5.25%, 6/1/2053 $ 250,000 $ 250,170
New York 14.44%
City of New York NY , Callable 8/1/2031 @ 100,   5.00%, 8/1/2047 250,000 257,317
Metropolitan Transportation Authority , Callable 5/15/2030 @ 100,   5.25%,
11/15/2055 250,000 253,321
Metropolitan Transportation Authority ,   5.00%, 11/15/2050 250,000 251,676
New York City Housing Development Corp. , Callable 5/1/2026 @
100,   5.00%, 5/1/2056 500,000 501,506
New York City Housing Development Corp. , Callable 5/1/2032 @
100,   5.00%, 11/1/2060 250,000 249,122
New York City Housing Development Corp. , Callable 5/1/2032 @
100,   5.05%, 11/1/2065 200,000 200,705
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2026 @ 100,   3.60%, 11/1/2031 250,000 250,060
New York City Housing Development Corp., Revenue Bonds ,   3.50%,
11/1/2032 150,000 150,017
New York State Dormitory Authority , Callable 7/1/2030 @ 100,   4.00%,
7/1/2052 230,000 204,470
New York State Dormitory Authority , Callable 10/1/2034 @ 100,   5.25%,
10/1/2049 200,000 200,923
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 278,954
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,003
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2030
@ 100,   5.00%, 11/15/2054 250,000 255,003
TSASC, Inc./NY , Callable 6/1/2027 @ 100,   5.00%, 6/1/2041 250,000 251,588
3,309,665
North Carolina 2.22%
North Carolina Turnpike Authority , Callable 1/1/2034 @ 100,   5.00%,
1/1/2058 300,000 300,144
North Carolina Turnpike Authority , Callable 1/1/2030 @ 100,   5.00%,
1/1/2049 110,000 110,993
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 98,783
509,920
North Dakota 0.65%
City of Grand Forks ND , Callable 12/1/2033 @ 100,   5.00%, 12/1/2053 150,000 150,158
Ohio 2.19%
Franklin County Convention Facilities Authority , Callable 12/1/2029 @
100,   5.00%, 12/1/2046 250,000 252,814
Port of Greater Cincinnati Development Authority , Callable 6/1/2034 @
100,   5.00%, 12/1/2063 250,000 248,669
501,483

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  98.59% (continued)
Principal
Amount Market Value
Pennsylvania 6.85%
City of Philadelphia PA Water & Wastewater Revenue ,   5.00%, 10/1/2052 $ 450,000 $ 452,641
Geisinger PA Authority Health System ,   5.00%, 2/15/2045 145,000 145,864
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 8/15/2027 @ 100,   5.00%,
8/15/2047 250,000 251,088
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 73,345
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 67,140
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 79,385
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2033 @
100,   5.45%, 4/1/2051 150,000 153,761
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 93,213
Philadelphia Gas Works Co. ,   5.00%, 8/1/2050 250,000 254,085
1,570,522
Rhode Island 1.12%
Rhode Island Housing & Mortgage Finance Corp. , Callable 10/1/2032 @
100,   5.45%, 10/1/2053 250,000 257,582
South Carolina 0.88%
South Carolina Public Service Authority , Callable 12/1/2026 @ 100,   5.00%,
12/1/2041 200,000 201,315
South Dakota 1.26%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2026 @ 100,   2.45%, 5/1/2027 250,000 247,858
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2026 @ 100,   3.13%, 11/1/2036 45,000 40,886
288,744
Tennessee 1.10%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,404
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 51,719
252,123
Texas 6.68%
City of Houston TX Combined Utility System , Callable 11/15/2026 @
100,   5.00%, 11/15/2044 250,000 250,185
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 471,142
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 130,096
North Texas Tollway Authority , Callable 1/1/2028 @ 100,   5.00%, 1/1/2048 250,000 252,039

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  98.59% (continued)
Principal
Amount Market Value
Texas 6.68% (continued)
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 $ 250,000 $ 235,575
White Oak Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 191,872
1,530,909
Vermont 0.17%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 40,000 39,264
Virginia 0.33%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2026 @ 100,   4.00%, 11/1/2033 75,000 75,035
Washington 1.70%
Washington State Convention Center Public , Callable 7/1/2028 @
100,   5.00%, 7/1/2058 250,000 240,267
Washington State Convention Center Public Facilities District , Callable
7/1/2028 @ 100,   5.00%, 7/1/2048 150,000 149,376
389,643
Wisconsin 0.91%
Wisconsin Health & Educational Facilities , Callable 12/1/2031 @
100,   4.00%, 12/1/2051 250,000 209,682
Total Municipal Bonds
(Cost $22,993,269) 22,595,256
Money Market Funds 0.01% Shares
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 3.57%
(a)
1,482 1,482
Total Money Market Funds
(Cost $1,482) 1,482
Total Investments — 98.60%
(Cost $22,994,751) 22,596,738
Other Assets in Excess of Liabilities  — 1.40% 320,808
NET ASSETS - 100.00% $ 22,917,546
(a) Rate disclosed is the seven day effective yield as of March 31, 2026.
OID — Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks 4.96% Shares Market Value
Communications 0.87%
Verizon Communications, Inc. 7,500 $ 376,500
Energy 1.65%
Chevron Corp. 1,000 206,900
Enbridge, Inc. 7,500 406,050
South Bow Corp. 3,000 99,960
712,910
Financials 0.51%
Blackstone Mortgage Trust, Inc., Class A 11,565 221,470
Real Estate 1.93%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,000 257,250
Healthpeak Properties, Inc. 1,348 22,147
Realty Income Corp. 3,048 186,477
Simon Property Group, Inc. 2,000 373,060
838,934
Total Common Stocks
(Cost $1,811,102) 2,149,814
Preferred Stocks 22.44% Shares Market Value
Financials 13.98%
Affiliated Managers Group, Inc., 4.20% 15,000 219,300
Affiliated Managers Group, Inc., 4.75% 10,000 160,700
Allstate Corp. (The), Series I, 4.75% 10,000 185,600
American Financial Group, Inc., 5.13% 15,000 271,050
American Financial Group, Inc., 5.63% 20,000 391,600
Athene Holding Ltd., Series D, 4.88% 20,000 324,400
Bank of America Corp., Series HH, 5.88% 8,000 196,800
Bank of America Corp., Series PP, 4.13% 16,667 277,339
Bank of America Corp., Series QQ, 4.25% 10,000 170,000
Brighthouse Financial, Inc., Series C, 5.38% 20,000 240,000
Capital One Financial Corp., Series J, 4.80% 10,000 178,300
Capital One Financial Corp., Series K, 4.63% 18,500 313,760
CNO Financial Group, Inc., 5.13% 2,000 35,940
Equitable Holdings, Inc., Series C, 4.30% 20,000 319,200
Fulton Financial Corp., Series A, 5.13% 6,000 106,740
Huntington Bancshares, Inc., Series H, 4.50% 10,000 170,400
KeyCorp, Series G, 5.63% 15,000 314,400
MetLife, Inc., Series F, 4.75% 10,000 183,600
Northern Trust Corp., Series E, 4.70% 10,000 187,000
Prudential Financial, Inc., 5.63% 10,000 225,200
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 12,844
Selective Insurance Group, Inc., Series B, 4.60% 1,000 15,820
State Street Corp., 5.35% 1,000 21,620
U.S. Bancorp, Series L, 3.75% 20,000 295,400

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Preferred Stocks 22.44% (continued) Shares Market Value
Financials 13.98% (continued)
U.S. Bancorp, Series M, 4.00% 10,000 $ 156,000
W.R. Berkley Corp., 5.10% 20,000 377,800
Washington Federal, Inc., Series A, 4.88% 10,000 161,200
Wells Fargo & Co., Series AA, 4.70% 10,000 188,800
Wells Fargo & Co., Series CC, 4.38% 10,000 174,500
Wells Fargo & Co., Series Z, 4.75% 10,000 190,000
6,065,313
Real Estate 3.06%
Brookfield Property Partners LP, Series A, 5.75% 7,500 99,525
Diversified Healthcare Trust, 5.63% 26,660 431,359
Federal Realty Investment Trust, Series C, 5.00% 7,500 144,675
Public Storage, Series N, 3.88% 20,000 294,000
Public Storage, Series S, 4.10% 10,000 157,900
Vornado Realty Trust, 5.40% 12,298 199,227
1,326,686
Utilities 5.40%
BIP Bermuda Holdings I Ltd., 5.13% 10,000 158,500
Brookfield Infrastructure Partners LP, 5.00% 10,000 158,800
Brookfield Infrastructure Partners LP, 5.13% 25,000 403,750
DTE Energy Co., Series G, 4.38% 15,000 244,950
Entergy Arkansas, Inc., 4.88% 10,000 196,800
Entergy Louisiana LLC, 4.88% 10,000 201,500
Entergy Mississippi, Inc., 4.90% 15,000 305,250
NextEra Energy Capital Holdings, Inc. 10,000 249,600
Southern Co., 4.95% 10,000 193,000
Southern Co., 5.25% 6,000 124,560
Southern Co., Series C, 4.20% 6,000 101,700
2,338,410
Total Preferred Stocks
(Cost $13,847,408) 9,730,409
Collateralized Mortgage Obligations 0.10%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 14,814 7,712
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 16,015 8,337
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 $ 26,110 25,220
Total Collateralized Mortgage Obligations  (Cost $44,231) 41,269
Corporate Bonds 15.86%
Principal
Amount Market Value
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 498,270
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 100,795
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 92,517

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Corporate Bonds  15.86% (continued)
Principal
Amount Market Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(a)
$ 400,000 $ 394,073
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 301,360
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 917,019
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 271,090
MetLife, Inc., 9.25%, 4/8/2038
(a)
1,500,000 1,758,870
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,296,667
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 990,125
Valero Energy Corp., 8.75%, 6/15/2030 224,000 257,698
Total Corporate Bonds
(Cost $7,095,189) 6,878,484
Municipal Bonds 55.61%
Principal
Amount Market Value
Alabama 4.39%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,901,534
Arizona 0.40%
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 173,367
California 1.46%
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 77,084
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 330,297
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 226,259
633,640
Colorado 1.07%
Colorado Mesa University ,   6.75%, 5/15/2042 425,000 462,941
Florida 2.02%
City of Miami Gardens FL Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 230,000 231,078
County of Miami-Dade FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM)(OID) ,   7.50%, 4/1/2040 555,000 645,842
876,920
Georgia 3.71%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2027 @
100,   4.50%, 1/1/2047 100,000 91,607
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,371,000 1,517,463
1,609,070
Hawaii 1.12%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2026 @
100,   4.05%, 10/1/2032 495,000 487,195

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  55.61% (continued)
Principal
Amount Market Value
Illinois 0.67%
City of Chicago IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 $ 250,000 $ 273,773
Village of Glenwood IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 15,000 15,508
289,281
Kansas 0.85%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 367,946
Massachusetts 0.65%
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 268,381
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,015
283,396
Michigan 0.24%
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 100,000 100,881
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,013
105,894
Missouri 6.93%
City of Kansas City MO, Revenue Bonds ,   7.83%, 4/1/2040 2,090,000 2,442,050
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 562,960
3,005,010
Nevada 2.60%
County of Washoe NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 810,874
County of Washoe NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 318,316
1,129,190
New Jersey 1.02%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 441,726
New York 2.65%
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 196,287
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 500,000 497,802
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 265,000 289,483

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  55.61% (continued)
Principal
Amount Market Value
New York 2.65% (continued)
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 $ 150,000 $ 162,935
1,146,507
North Carolina 0.44%
County of Cabarrus NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 190,000 190,000
Ohio 5.39%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 485,000 559,143
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 435,000 445,988
County of Cuyahoga OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,129,946
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,122
2,335,199
Pennsylvania 4.52%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 319,236
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 558,926
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 10,000 10,062
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,071,708
1,959,932
Rhode Island 0.88%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 383,442
Texas 0.64%
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 277,825
Virgin Islands 3.51%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,067,238
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 445,000 453,167
1,520,405

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Municipal Bonds  55.61% (continued)
Principal
Amount Market Value
Virginia 9.43%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2026 @ 100,   6.71%, 6/1/2046 $ 5,245,000 $ 4,089,619
Washington 1.02%
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 168,214 173,273
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 250,000 268,504
441,777
Total Municipal Bonds
(Cost $25,229,767) 24,111,816
Total Investments — 98.97%
(Cost $48,027,697) 42,911,792
Other Assets in Excess of Liabilities  — 1.03% 448,626
NET ASSETS - 100.00% $ 43,360,418
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGM — Assured Guaranty Municipal Corp.
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks 97.48% Shares Market Value
Energy 2.43%
Kinder Morgan, Inc. 8,000 $ 268,240
ONEOK, Inc. 3,275 296,027
Targa Resources Corp. 1,725 432,509
Williams Companies, Inc. (The) 5,800 422,124
1,418,900
Industrials 2.17%
NuScale Power Corp.
(a)
4,500 48,780
Republic Services, Inc. 2,200 481,844
Waste Management, Inc. 3,200 735,328
1,265,952
Utilities 92.88%
AES Corp. 31,500 443,835
Alliant Energy Corp. 7,750 556,140
Ameren Corp. 16,450 1,808,184
American Electric Power Company, Inc. 15,450 2,025,186
American Water Works Company, Inc. 2,250 306,202
Atmos Energy Corp. 5,600 1,034,432
Brookfield Renewable Corp., Class A 5,900 234,997
California Water Service Group 7,150 324,181
CenterPoint Energy, Inc. 27,500 1,186,900
Chesapeake Utilities Corp. 5,350 676,079
Clearway Energy, Inc., Class C 24,076 945,946
CMS Energy Corp. 23,000 1,784,340
Constellation Energy Corp. 7,350 2,052,488
Dominion Energy, Inc. 7,600 469,832
DTE Energy Co. 15,700 2,295,654
Duke Energy Corp. 19,400 2,540,236
Edison International 10,858 794,588
Entergy Corp. 24,300 2,730,348
Essential Utilities, Inc. 34,350 1,383,275
Evergy , Inc. 17,750 1,454,080
Eversource Energy 20,050 1,389,064
Exelon Corp. 31,300 1,534,326
FirstEnergy Corp. 35,450 1,795,897
IDACORP, Inc. 5,550 793,484
National Fuel Gas Co. 4,650 436,914
New Jersey Resources Corp. 11,650 639,818
NextEra Energy, Inc. 35,350 3,283,308
Nisource , Inc. 37,300 1,740,418
Northwest Natural Holdings Co. 12,450 662,589
NorthWestern Corp. 8,700 573,678
NRG Energy, Inc. 7,450 1,088,743
Oklo , Inc.
(a)
2,000 99,180
PG&E Corp. 4,500 79,065
Pinnacle West Capital Corp. 4,000 403,000

Spirit of America Utilities Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks 97.48% (continued) Shares Market Value
Utilities 92.88% (continued)
PNM Resources, Inc. 5,600 $ 327,376
Portland General Electric Co. 16,900 891,813
PPL Corp. 59,450 2,270,990
Public Service Enterprise Group, Inc. 21,100 1,708,045
Sempra Energy 19,800 1,923,966
Southern Co. 12,100 1,167,892
Southwest Gas Corp. 4,800 417,120
Talen Energy Corp.
(a)
2,200 702,306
Vistra Energy Corp. 12,500 1,879,125
WEC Energy Group, Inc. 11,200 1,296,624
Xcel Energy, Inc. 25,500 2,025,720
54,177,384
Total Common Stocks
(Cost $46,320,163) 56,862,236
Money Market Funds 3.37%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 3.57%
(b)
1,965,184 1,965,184
Total Money Market Funds
(Cost $1,965,184) 1,965,184
Total Investments — 100.85%
(Cost $48,285,347) 58,827,420
Liabilities in Excess of Other Assets  — (0.85)% (494,407)
NET ASSETS - 100.00% $ 58,333,013
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.